Income Taxes (Tables)	12 Months Ended
Jan. 31, 2021
Income Tax Disclosure [Abstract]
Summary of provision for income taxes
Years Ended January 31,
	2021	2020
Current
Federal	$-	$-
Foreign	-	-

Deferred
Federal	-	-
Foreign	-	-
	$-	$-

Schedule of reconciliation of taxes on income computed at the federal statutory rate to amounts
	Years Ended January 31,
	2021	2020
Book income (loss) from operations	$(615,894)	$(580,992)
Common stock issued for services	421,024	52,931
Impairment expense	-	-
Unused operating losses	194,870	528,061
Income tax expense	$-	$-

Schedule of deferred tax asset and Liabilities
	January 31,
	2021	2020
Net operating loss carryforwards (expire through 2038)	$(1,106,339)	$(698,308)
Stock issued for services	(844,520)	(436,904)
Intangible impairment expense	(525,000)	(525,000)
Valuation allowance	2,475,859	1,660,212
Net deferred taxes	$-	$-